Schedule of Purchase Price Components (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Common stock issued	$ 20,000,000
Fair value of warrants issued	1,359,351
Acquisition costs	600,000
Total purchase price	21,959,351
Net deferred income tax liability assumed	10,261,194
Total	$ 32,220,545